Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,021,989,841	$ 875,576,664
Fixed income funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	4,403,443	3,094,577
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,229,039	1,122,220
Participant-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	69,152,408	51,631,300
Common stock of the Company
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	38,414,559	38,837,110
Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	908,790,392	780,891,457
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,021,989,841	875,576,664
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed income funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	4,403,443	3,094,577
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,229,039	1,122,220
Quoted Prices in Active Markets for Identical Assets (Level 1) | Participant-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	69,152,408	51,631,300
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common stock of the Company
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	38,414,559	38,837,110
Quoted Prices in Active Markets for Identical Assets (Level 1) | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 908,790,392	$ 780,891,457